SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Group's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").
Use of estimates in the preparation of financial statement
Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory, provision for doubtful accounts and income taxes.

Functional currency
Functional currency

The majority of the revenues of each subsidiary in the Group are generated in U.S. dollars ("dollars") and a substantial portion of the costs of each subsidiary in the Group are incurred in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the Group operates and accordingly its functional and reporting currency is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts.  Balances in currencies other than the U.S. dollar are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.  For non-dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates.  Currency transaction gains and losses are carried to financial income or expenses, as appropriate.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash and Cash equivalents
Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

Short-term bank deposits
Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 0.6% in 2017.

Accounts receivable, net
Accounts receivable, net

The Group’s accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer’s financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of a provision for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group’s previous loss history from such customers, the customer’s current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited against earnings. The provision for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

Inventory
Inventory

Inventory is measured at the lower of cost and net realizable value.

Inventories include raw materials, parts, work in progress and finished products.
Cost of raw material and parts is determined using the “moving average” basis. Cost of work in progress and finished products is calculated based on actual costs. Capitalized production costs components, mainly labor and overhead, are determined on average basis over the production period.

If actual market prices are less favorable than those projected by management, inventory write-downs may be required. Once written-down, a new lower cost basis for that inventory is established.

Since the Group sells products and services related to airplane accessories for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings and leasehold improvements	7 - 39
Machinery and equipment	3 - 17
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17
Software	3-5

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

Grants from Israel Innovation Authority (IIA)
Grants from Israel Innovation Authority (IIA):

Grants received from the IIA for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due the fact that the Company is defined as a "Traditional Industry Company", under the IIA regulations, the majority of grants are non-royalty bearing.

Investment in affiliates and share in results of equity investment of affiliated companies
Investment in affiliates and share in results of equity investment of affiliated companies

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. See Note 5.

The Group reviews those investments for impairment whenever events indicate the carrying amount may not be recoverable. See Note 1(c).

Transactions between the Group and the affiliate are eliminated on consolidation. Profits or losses are eliminated only on assets still remaining on the books of the Group or the affiliate.

Leases
Leases

On January 1, 2019 the Company adopted ASU No. 2016-02, Leases (Topic 842), The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 2aa).

Identified intangible assets
Identified intangible assets

Identifiable intangible assets are comprised of definite lived intangible assets - customer relationships, which are amortized using the straight-line method over their estimated period of useful life as determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of customer relationships is recorded under selling and marketing expenses.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, operating lease right of use assets and definite life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized and the assets (or asset group) would be written down to their estimated fair values (see also notes 5 and 6).

Treasury Shares
Treasury Shares
Company shares held by the Company are presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.
Revenue recognition
Revenue recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long - term service contracts) and parts services.

In May 2014, FASB issued Accounting Standards Update "Revenue from Contracts with Customers" (Topic 606). To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances.

The guidance permitted the use of either a retrospective or cumulative effect transition method. The Company has implemented the new standard on its effective date (January 1, 2018) to uncompleted contracts as of that date, in accordance with the transitional directive which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of retained earnings as of January 1, 2018. The adoption of ASC 606 did not impact the Company’s balance sheet or opening balance of retained earnings.

The Company has adopted the following exemptions and accounting policies:

a. The Company has chosen to account for shipping as a fulfillment costs, in cases in which the shipping occurs after the customer has obtained control of a good.

b. The Company has chosen not to adjust the promised amount of consideration for the effects of a significant financing component, in cases in which the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

c. The Company has chosen to present all sales taxes collected from customers on a net basis.

Prior to January 1, 2018 and before the adoption of ASC 606, revenues from multi-year, fixed price contracts for OEM customers were recognized when a product was shipped (and title passed) to the customer.

After the adoption of ASC 606, the group recognizes revenues from the sale of OEM products when it satisfies a performance obligation, i.e. when or as the customer obtains control upon product shipment. The Group does not grant a right of return.

Prior to January 1, 2018 and before the adoption of ASC 606, revenues from MRO services were generally recognized when services were completed. In cases in which contracts required exchanging a defective landing gear for a restored gear, the non-refundable minimum amounts from these contracts were recognized on the exchange date (delivery of the product has occurred), and any additional amounts billed to the customer for excess hours of repair, were recognized when the customer approved the price for these additional services.

After the adoption of ASC 606, the Group recognizes revenues from MRO services over time as it satisfies its performance obligations. The Group satisfies its performance, according to required milestones.

Warranty costs
Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product. According to past experience, most of the warranty costs incur during the first year of the contract.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenue is recognized. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Research and development
Research and development
Research and development costs, net of grants, are charged to expenses as incurred.
Fair value measurement
Fair value measurement

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, derivatives and accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition, the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

Income taxes
Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 13(h).

Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group’s intention is to hold, and not to realize the investments.

Taxes which would apply in the event of distribution of earnings from foreign subsidiaries of the Company, have been taken into account in computing the deferred taxes, when there is a possibility of future distribution of earnings from such foreign subsidiaries.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 13(a)), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.  The payment of dividend in 2017 and 2016 was paid from foreign subsidiaries earnings of the Company and earnings from regular income of the Israeli company, respectively.

Results for tax purposes for TAT’s Israeli subsidiaries are measured and reflected in NIS.

As explained in (c) above, the consolidated financial statements are measured and presented in U.S. dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group’s policy is to include interest and penalties related to unrecognized tax benefits within financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Earnings per share
Earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of shares of the Company's Ordinary Shares, par value NIS 0.9 per share outstanding for each period.

Diluted earnings (loss) per share are calculated by dividing the net income by the fully-diluted weighted-average number of ordinary shares outstanding during each period. Potentially dilutive shares include outstanding options granted to employees and directors, using the treasury stock method.

Share-based compensation
Share-based compensation

The Group applies ASC 718 "Stock Based Compensation" with respect to employees and directors’ options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award.

Comprehensive income (loss)
Comprehensive income (loss)

Comprehensive income in 2019, 2018 and 2017 includes, in addition to net income or loss, gains and losses of derivatives (net of related taxes where applicable).

Reclassification adjustments for gain or loss of derivatives are included in the relevant line item in the statement of income. See also note 2 (z).

Contingencies
Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Derivatives and hedging
Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. For derivative instruments that are designated and qualify as a cash-flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in "financial expense (income), net". If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in "financial expense (income), net".

After the adoption of ASU 2017-12, the main effect is that the overall influence of the hedging appears under the same line of the hedged item and not under "financial expense (income), net".

For derivative instruments that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of the cash flows from the underlying hedged items that these derivatives are hedging.

Recently Issued Accounting Principles:
Recently Issued Accounting Principles:

Recently adopted accounting pronouncements:

1)
The Company adopted ASU No. 2016-02, Leases (Topic 842), on January 1, 2019 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with its historical accounting under Topic 840.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed to carryforward the Company’s historical lease classification, the Company’s assessment on whether a contract was or contains a lease, and the Company’s initial direct costs for any leases that existed prior to January 1, 2019. The Company also elected to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Upon adoption, the new standard resulted in an increase of $7.3 million in operating lease ROU assets and corresponding liabilities on the Company’s consolidated balance sheet.

The weighted-average interest rate used to discount future lease payments was 4.84% for the assets in the USA and 4.5% for the Israeli assets.

2)
In August 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-12, Derivatives and Hedging (Topic 815), Targeted Improvements to Accounting for Hedging Activities. Among other things, the guidance eliminated the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. As ASU 2017-12 was effective for fiscal years beginning after December 15, 2018, the Company adopted the ASU on January 1, 2019 with no material impact on the Company’s consolidated financial statements.

Accounting pronouncements issued but not yet adopted:

(1)
In June 2016, the FASB issued guidance on financial instruments. The guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. The new standard will not have a material effect on the Company's financial statements upon adoption.

(2)
In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes. (Topic 740)” ("the Update"). The amendments in this Update simplify the accounting for income taxes by removing the following exceptions in ASC 740: 1. Exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; 2. Exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; 3. Exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary;4. Exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

In addition, this Update also simplify the accounting for income taxes in certain topics as follows: 1. Requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax; 2. Requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction;3. Specifying that an entity can elect (rather than required to) allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements;4. Requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company is currently evaluating the effects of this Update on its consolidated financial statements.